Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 1,668	$ 1,575	$ 1,431
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	714		169
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	312		710
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	275		92
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	144		156
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 223		$ 304